Loans and Allowance for Loan Losses, Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable [Abstract]
Loans receivable	$ 885,049	$ 831,191
Commercial Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	288,755	281,797
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	72,719	71,979
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	182,831	176,100
Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	33,205	33,718
Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	151,232	141,525
Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	439,987	423,322
Pass [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	68,236	66,999
Pass [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	177,479	175,901
Pass [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	33,143	33,685
Pass [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	147,627	134,983
Pass [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	426,485	411,568
Criticized [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	3,545	618
Criticized [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	5,352	0
Criticized [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	0	0
Criticized [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	1,879	1,862
Criticized [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	10,776	2,480
Classified [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	938	4,362
Classified [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	0	199
Classified [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	62	33
Classified [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	1,726	4,680
Classified [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	$ 2,726	$ 9,274